DIVIDENDS RECEIVABLES (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2022	Dec. 31, 2021
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		R$ 554,961	R$ 443,142
MGE Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		10,498	10,498
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		14,453	14,453
Itaipu Binacional
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		104,194	1,949
Lajeado Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		107,904	101,318
Equatorial Maranho Distribuidora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		63,650
Interligao Eltrica do Madeira S.A. - IE Madeira
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		60,238	60,238
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax			40,431
Belo Monte Transmissora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		25,714	37,964
Manaus Construtora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		23,298	23,298
Energetics Aguas da Pedra S.A. - EAPSA
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		21,854	21,854
Companhia Estadual de Gerao de Energia Eltrica - CEEE-G
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		16,687	18,522
CEB Lajeado
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		20,210	17,267
Mata de Santa Geneva Transmissao S.A
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		13,560	13,560
Gois Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		10,594	10,594
Sistema de Transmisso Nordeste S.A. - STN
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		9,428	9,428
Retiro Baixo Energetica S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		7,072	7,072
Paulista Lajeado Energia s.a
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		5,513	5,371
Paranaba Transmissora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		4,997	4,997
Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	[1]		4,064
Transenergia So Paulo S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		2,691	2,691
EMAE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		2,777
Other.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		R$ 29,629	R$ 37,573

[1]	Companhia Estadual de Transmissão de Energia Elétrica (CEEE-T) is classified as held for sale - see Note 37